STOCKHOLDERS' EQUITY (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Total			$ 1,058,200	$ 1,194,000
Stock Option [Member]
Total	$ 445,400	$ 303,100
General and Administrative [Member]
Total			1,034,800	647,200
General and Administrative [Member] | Stock Option [Member]
Total	404,200	302,900
Sales and Marketing [Member]
Total			3,400	175,300
Sales and Marketing [Member] | Stock Option [Member]
Total	12,000	100
Product Development [Member]
Total			20,000	360,600
Product Development [Member] | Stock Option [Member]
Total	29,200	100
Research [Member]
Total				10,900
Research [Member] | Stock Option [Member]
Total
Restricted Stock [Member]
Total	329,900	289,900	530,100	892,000
Restricted Stock [Member] | General and Administrative [Member]
Total	312,100	289,900	513,700	892,000
Restricted Stock [Member] | Sales and Marketing [Member]
Total
Restricted Stock [Member] | Product Development [Member]
Total	17,800		16,400
Restricted Stock [Member] | Research [Member]
Total